Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated June 1, 2011 to

Statement of Additional Information Dated May 1, 2011

Change in Officers of the Funds

Effective June 1, 2011, the Funds’ Board of Directors is making certain changes to the officers of the Funds, appointing Ms. Nicole J. Best as Vice President and Principal Accounting Officer and Treasurer of the Funds and appointing Ms. Katherine M. Jaworski as Vice President and Secretary of the Funds.

The table beginning on page 38 of the Funds’ Statement of Additional Information (“SAI”) is hereby revised to include the following biographical and other information for Ms. Best and Ms. Jaworski:

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director
Nicole J. Best 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 9/73	Vice President and Principal Accounting Officer and Treasurer	Since 6/11
Senior Vice President and Chief Financial Officer, Heartland Advisors, Inc., since May 2010; Vice President and Secretary, Heartland Group, Inc., May 2010 to June 2011; Senior Vice President, Investor Services and Markets, Brown Brothers Harriman & Co, September 2008 to May 2010; Senior Vice President and Chief Compliance Officer, Heartland Advisors, Inc., November 2005 to August 2008; Senior Vice President and Treasurer, Heartland Advisors, Inc., February 2001 to August 2006; Treasurer and Principal Accounting Officer, Heartland Group, Inc., June 2000 to November 2005. Employed by Heartland Advisors, Inc. in other capacities from 1998 to 2008.
				N/A	N/A

Katherine M. Jaworski 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 11/70	Vice President and Secretary	Since 6/11
Vice President and Investment Operations Manager of Heartland Advisors, Inc. since January 2004; Principal Accounting Officer and Treasurer, Heartland Group, Inc., May 2010 to June 2011; Assistant Secretary, Heartland Group, Inc., November 2008 to May 2010. Employed by Heartland Advisors, Inc. in other capacities since April 1999.

				N/A	N/A